UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Series Sustainable U.S. Market Fund Fidelity® Series Sustainable U.S. Market Fund : FSUMX

This semi-annual shareholder report contains information about Fidelity® Series Sustainable U.S. Market Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable U.S. Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$21,662,749
Number of Holdings	776
Portfolio Turnover	22%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.4
Financials	12.9
Health Care	12.1
Industrials	10.4
Consumer Discretionary	9.0
Communication Services	6.9
Consumer Staples	5.5
Energy	5.2
Materials	2.9
Utilities	1.9
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	5.6
Apple Inc	4.8
Microsoft Corp	4.8
Amazon.com Inc	3.0
Alphabet Inc Class A	1.9
Alphabet Inc Class C	1.6
UnitedHealth Group Inc	1.6
JPMorgan Chase & Co	1.5
General Electric Co	1.3
Eli Lilly & Co	1.3
27.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914479.100    7319-TSRS-0924

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Sustainable U.S. Market Fund

Semi-Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Sustainable U.S. Market Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	930	17,903
Cellnex Telecom SA (a)	28	977
Cogent Communications Group, Inc.	56	3,953
Frontier Communications Parent, Inc. (b)	64	1,875
Iridium Communications, Inc.	77	2,210
Verizon Communications, Inc.	1,656	67,101
		94,019
Entertainment - 1.4%
Electronic Arts, Inc.	200	30,188
IMAX Corp. (b)	237	5,001
Netflix, Inc. (b)	185	116,245
Sphere Entertainment Co. (b)	38	1,690
The Walt Disney Co.	1,298	121,610
TKO Group Holdings, Inc.	57	6,233
Universal Music Group NV	591	14,080
Vivid Seats, Inc. Class A (b)	692	3,377
		298,424
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A	2,383	408,780
Class C	1,980	342,837
IAC, Inc. (b)	273	14,417
Match Group, Inc. (b)	306	11,671
Pinterest, Inc. Class A (b)	263	8,403
QuinStreet, Inc. (b)	402	7,517
Snap, Inc. Class A (b)	6,212	82,744
TripAdvisor, Inc. (b)	235	4,143
Ziff Davis, Inc. (b)	244	11,683
Zoominfo Technologies, Inc. (b)	821	9,327
		901,522
Media - 0.9%
Comcast Corp. Class A	3,421	141,185
Interpublic Group of Companies, Inc.	662	21,297
News Corp.:
Class A	240	6,619
Class B	282	8,034
Paramount Global Class B	1,118	12,768
TechTarget, Inc. (b)	67	2,144
Thryv Holdings, Inc. (b)	103	2,006
		194,053
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (b)	520	4,722
TOTAL COMMUNICATION SERVICES		1,492,740
CONSUMER DISCRETIONARY - 9.1%
Automobile Components - 0.1%
Aptiv PLC (b)	177	12,282
Gentherm, Inc. (b)	61	3,366
LCI Industries	57	6,651
		22,299
Automobiles - 0.7%
Harley-Davidson, Inc.	127	4,763
Lucid Group, Inc. Class A (b)	712	2,506
Mahindra & Mahindra Ltd. sponsored GDR	147	5,145
Rivian Automotive, Inc. (b)	785	12,882
Tesla, Inc. (b)	569	132,048
Thor Industries, Inc.	33	3,503
		160,847
Broadline Retail - 3.0%
Amazon.com, Inc. (b)	3,338	624,139
Coupang, Inc. Class A (b)	97	2,013
Dillard's, Inc. Class A	7	2,790
JD.com, Inc. sponsored ADR	431	11,374
Kohl's Corp.	163	3,531
Macy's, Inc.	315	5,443
Ollie's Bargain Outlet Holdings, Inc. (b)	48	4,687
		653,977
Distributors - 0.2%
LKQ Corp.	847	35,151
Diversified Consumer Services - 0.3%
ADT, Inc.	260	2,023
Adtalem Global Education, Inc. (b)	39	3,058
Bright Horizons Family Solutions, Inc. (b)	24	2,886
European Wax Center, Inc. (b)	441	4,141
Grand Canyon Education, Inc. (b)	46	7,174
H&R Block, Inc.	494	28,622
Laureate Education, Inc.	392	6,076
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	102	6,408
OneSpaWorld Holdings Ltd.	362	5,825
Service Corp. International	45	3,596
		69,809
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (b)	64	8,932
Aramark	182	6,237
Booking Holdings, Inc.	18	66,870
Brinker International, Inc. (b)	41	2,739
Chipotle Mexican Grill, Inc. (b)	615	33,407
Draftkings Holdings, Inc. (b)	56	2,069
Hilton Grand Vacations, Inc. (b)	34	1,469
Hilton Worldwide Holdings, Inc.	54	11,592
Light & Wonder, Inc. Class A (b)	37	3,966
Marriott International, Inc. Class A	23	5,228
McDonald's Corp.	171	45,383
Planet Fitness, Inc. (b)	10	737
Royal Caribbean Cruises Ltd.	76	11,911
Starbucks Corp.	580	45,211
Vail Resorts, Inc.	10	1,820
Wingstop, Inc.	7	2,617
		250,188
Household Durables - 0.5%
Cavco Industries, Inc. (b)	12	4,975
D.R. Horton, Inc.	144	25,910
Garmin Ltd.	35	5,994
Green Brick Partners, Inc. (b)	142	10,387
Installed Building Products, Inc.	25	6,759
Leggett & Platt, Inc.	155	2,041
LGI Homes, Inc. (b)	22	2,532
Mohawk Industries, Inc. (b)	18	2,899
PulteGroup, Inc.	37	4,884
Skyline Champion Corp. (b)	66	5,380
Sony Group Corp. sponsored ADR	96	8,505
TopBuild Corp. (b)	27	12,921
Whirlpool Corp.	59	6,016
		99,203
Leisure Products - 0.1%
Acushnet Holdings Corp.	33	2,395
BRP, Inc.	30	2,174
Brunswick Corp.	64	5,213
Clarus Corp.	484	2,923
Hasbro, Inc.	87	5,608
YETI Holdings, Inc. (b)	24	992
		19,305
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (b)	161	23,744
Academy Sports & Outdoors, Inc.	284	15,356
Advance Auto Parts, Inc.	75	4,750
American Eagle Outfitters, Inc.	739	16,295
Aritzia, Inc. (b)	89	2,921
AutoNation, Inc. (b)	9	1,716
Best Buy Co., Inc.	393	34,002
Boot Barn Holdings, Inc. (b)	45	6,007
Carvana Co. Class A (b)	139	18,519
Dick's Sporting Goods, Inc.	70	15,145
Five Below, Inc. (b)	82	5,965
Foot Locker, Inc.	63	1,831
GameStop Corp. Class A (b)	42	952
Gap, Inc.	289	6,786
Lowe's Companies, Inc.	590	144,851
Murphy U.S.A., Inc.	57	28,780
Ross Stores, Inc.	99	14,180
The Home Depot, Inc.	291	107,135
Tractor Supply Co.	55	14,483
Ulta Beauty, Inc. (b)	27	9,852
Warby Parker, Inc. (b)	321	5,287
Williams-Sonoma, Inc.	166	25,677
		504,234
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	17	4,256
Amer Sports, Inc.	229	2,659
Columbia Sportswear Co.	25	2,043
Compagnie Financiere Richemont SA Series A	50	7,627
Crocs, Inc. (b)	135	18,140
Hermes International SCA	3	6,568
Kontoor Brands, Inc.	65	4,560
lululemon athletica, Inc. (b)	207	53,543
LVMH Moet Hennessy Louis Vuitton SE	13	9,170
NIKE, Inc. Class B	267	19,988
Prada SpA	600	4,331
PVH Corp.	156	15,910
Ralph Lauren Corp. Class A	8	1,405
Tapestry, Inc.	280	11,225
VF Corp.	11	187
		161,612
TOTAL CONSUMER DISCRETIONARY		1,976,625
CONSUMER STAPLES - 5.6%
Beverages - 1.3%
Brown-Forman Corp. Class A	110	5,015
Celsius Holdings, Inc. (b)	175	8,195
Coca-Cola Consolidated, Inc.	3	3,438
Coca-Cola Europacific Partners PLC	362	26,705
Constellation Brands, Inc. Class A (sub. vtg.)	4	981
Diageo PLC	75	2,334
Molson Coors Beverage Co. Class B	400	21,140
Pernod Ricard SA	17	2,281
Primo Water Corp.	231	5,066
The Coca-Cola Co.	3,031	202,289
The Vita Coco Co., Inc. (b)	167	4,315
		281,759
Consumer Staples Distribution & Retail - 1.4%
Alimentation Couche-Tard, Inc. (multi-vtg.)	151	9,308
BJ's Wholesale Club Holdings, Inc. (b)	262	23,046
Casey's General Stores, Inc.	31	12,023
Costco Wholesale Corp.	68	55,896
Dollar Tree, Inc. (b)	109	11,373
Kroger Co.	626	34,117
Performance Food Group Co. (b)	127	8,763
Sprouts Farmers Market LLC (b)	114	11,387
Sysco Corp.	51	3,909
Target Corp.	344	51,741
Walgreens Boots Alliance, Inc.	217	2,576
Walmart, Inc.	1,182	81,132
		305,271
Food Products - 1.4%
Archer Daniels Midland Co.	243	15,068
Bunge Global SA	154	16,205
Campbell Soup Co.	333	15,604
Conagra Brands, Inc.	40	1,213
Darling Ingredients, Inc. (b)	75	2,980
Flowers Foods, Inc.	88	1,982
Freshpet, Inc. (b)	38	4,625
General Mills, Inc.	1,129	75,801
Hormel Foods Corp.	577	18,527
Kellanova	1,038	60,360
McCormick & Co., Inc. (non-vtg.)	226	17,404
Mondelez International, Inc.	169	11,551
Nomad Foods Ltd.	57	1,089
Post Holdings, Inc. (b)	20	2,187
The J.M. Smucker Co.	11	1,297
The Kraft Heinz Co.	1,328	46,759
The Simply Good Foods Co. (b)	197	6,682
TreeHouse Foods, Inc. (b)	153	6,163
		305,497
Household Products - 1.0%
Church & Dwight Co., Inc.	293	28,717
Kimberly-Clark Corp.	306	41,325
Procter & Gamble Co.	755	121,374
Spectrum Brands Holdings, Inc.	45	3,807
The Clorox Co.	219	28,893
		224,116
Personal Care Products - 0.5%
Coty, Inc. Class A (b)	154	1,532
elf Beauty, Inc. (b)	21	3,624
Estee Lauder Companies, Inc. Class A	75	7,471
Haleon PLC	2,314	10,379
Haleon PLC ADR	1,596	14,603
Kenvue, Inc.	3,089	57,116
		94,725
TOTAL CONSUMER STAPLES		1,211,368
ENERGY - 5.1%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	1,552	60,093
Cactus, Inc.	280	17,674
Championx Corp.	342	11,717
Liberty Energy, Inc. Class A	675	16,301
National Energy Services Reunited Corp. (b)	249	2,423
NOV, Inc.	406	8,453
Oceaneering International, Inc. (b)	215	6,454
Schlumberger Ltd.	1,131	54,616
TechnipFMC PLC	911	26,875
Valaris Ltd. (b)	65	5,108
Weatherford International PLC	59	6,954
		216,668
Oil, Gas & Consumable Fuels - 4.1%
Antero Midstream GP LP	678	9,736
Antero Resources Corp. (b)	619	17,963
Cameco Corp.	153	6,960
Cameco Corp.	262	11,925
Cheniere Energy, Inc.	248	45,295
Chesapeake Energy Corp.	47	3,588
Chord Energy Corp.	79	13,561
Civitas Resources, Inc.	156	10,883
ConocoPhillips Co.	27	3,002
Coterra Energy, Inc.	140	3,612
Devon Energy Corp.	143	6,725
Diamondback Energy, Inc.	122	24,682
DT Midstream, Inc.	140	10,550
EOG Resources, Inc.	178	22,570
EQT Corp.	42	1,449
Equinor ASA sponsored ADR	1,634	43,399
Galp Energia SGPS SA	988	20,803
Golar LNG Ltd.	126	4,397
Hess Corp.	76	11,660
HF Sinclair Corp.	50	2,574
Imperial Oil Ltd.	845	60,536
Kosmos Energy Ltd. (b)	2,874	15,893
Marathon Oil Corp.	385	10,799
Matador Resources Co.	48	2,951
MEG Energy Corp.	327	6,776
New Fortress Energy, Inc. Class A	128	2,527
Occidental Petroleum Corp.	943	57,353
ONEOK, Inc.	713	59,414
Ovintiv, Inc.	390	18,112
Parex Resources, Inc.	539	8,085
Parkland Corp.	78	2,188
Permian Resource Corp. Class A	512	7,854
Phillips 66 Co.	314	45,681
Range Resources Corp.	159	4,966
Reliance Industries Ltd. GDR (a)	287	20,693
Shell PLC ADR	2,102	153,908
Sitio Royalties Corp.	335	8,157
Southwestern Energy Co. (b)	247	1,593
Targa Resources Corp.	364	49,242
The Williams Companies, Inc.	567	24,347
Valero Energy Corp.	183	29,595
Viper Energy, Inc.	166	7,083
		873,087
TOTAL ENERGY		1,089,755
FINANCIALS - 12.9%
Banks - 5.4%
Bank of America Corp.	6,209	250,285
Bank OZK	121	5,674
Byline Bancorp, Inc.	105	2,945
Cadence Bank	67	2,202
Citigroup, Inc.	1,203	78,051
Comerica, Inc.	131	7,180
ConnectOne Bancorp, Inc.	149	3,609
Cullen/Frost Bankers, Inc.	26	3,044
East West Bancorp, Inc.	119	10,459
Eastern Bankshares, Inc.	359	5,974
Fifth Third Bancorp	271	11,474
First Bancorp, Puerto Rico	583	12,505
First Hawaiian, Inc.	227	5,684
First Horizon National Corp.	183	3,062
First Interstate Bancsystem, Inc.	372	11,744
FNB Corp., Pennsylvania	212	3,252
Fulton Financial Corp.	146	2,828
Glacier Bancorp, Inc.	133	5,946
HDFC Bank Ltd. sponsored ADR	167	10,022
Huntington Bancshares, Inc.	2,096	31,335
Independent Bank Corp.	219	7,597
International Bancshares Corp.	46	3,102
JPMorgan Chase & Co.	1,439	306,219
KeyCorp	540	8,710
M&T Bank Corp.	200	34,434
Metropolitan Bank Holding Corp. (b)	55	2,900
Nu Holdings Ltd. Class A (b)	977	11,851
Pathward Financial, Inc.	88	5,944
Pinnacle Financial Partners, Inc.	95	9,150
PNC Financial Services Group, Inc.	756	136,912
Regions Financial Corp.	1,403	31,385
Synovus Financial Corp.	335	15,661
Trico Bancshares	109	5,072
Truist Financial Corp.	544	24,311
U.S. Bancorp	1,426	63,999
United Community Bank, Inc.	157	4,859
Univest Corp. of Pennsylvania	62	1,714
Webster Financial Corp.	198	9,825
Western Alliance Bancorp.	183	14,724
Wintrust Financial Corp.	21	2,272
Zions Bancorporation NA	59	3,049
		1,170,965
Capital Markets - 2.6%
3i Group PLC	111	4,466
Bank of New York Mellon Corp.	948	61,686
BlackRock, Inc.	53	46,455
Coinbase Global, Inc. (b)	121	27,148
FactSet Research Systems, Inc.	34	14,045
Goldman Sachs Group, Inc.	103	52,430
Houlihan Lokey	22	3,306
Invesco Ltd.	131	2,261
Janus Henderson Group PLC	242	9,010
KKR & Co., Inc.	381	47,034
Lazard, Inc. Class A	16	787
Moody's Corp.	84	38,344
Morgan Stanley	716	73,898
NASDAQ, Inc.	251	16,988
Northern Trust Corp.	630	55,850
Piper Sandler Cos.	24	6,559
Robinhood Markets, Inc. (b)	123	2,530
S&P Global, Inc.	198	95,977
StepStone Group, Inc. Class A	74	3,719
TMX Group Ltd.	111	3,373
XP, Inc. Class A	112	1,916
		567,782
Consumer Finance - 0.7%
American Express Co.	282	71,357
Capital One Financial Corp.	107	16,200
Discover Financial Services	184	26,494
FirstCash Holdings, Inc.	98	10,937
OneMain Holdings, Inc.	38	1,986
SLM Corp.	283	6,421
Synchrony Financial	472	23,973
		157,368
Financial Services - 1.7%
Affirm Holdings, Inc. Class A, (b)	50	1,415
Apollo Global Management, Inc.	114	14,285
AvidXchange Holdings, Inc. (b)	233	2,083
Corebridge Financial, Inc.	83	2,453
Edenred SA	47	1,959
Essent Group Ltd.	140	8,798
Fidelity National Information Services, Inc.	389	29,887
Flywire Corp. (b)	252	4,614
MasterCard, Inc. Class A	274	127,057
MGIC Investment Corp.	196	4,869
PayPal Holdings, Inc. (b)	270	17,761
Rocket Companies, Inc. (b)	149	2,412
Visa, Inc. Class A	505	134,163
Walker & Dunlop, Inc.	23	2,459
WEX, Inc. (b)	7	1,284
		355,499
Insurance - 2.5%
AFLAC, Inc.	31	2,957
American International Group, Inc.	52	4,120
Assurant, Inc.	80	13,990
Assured Guaranty Ltd.	27	2,224
Axis Capital Holdings Ltd.	47	3,560
CNA Financial Corp.	140	6,882
Fidelity National Financial, Inc.	40	2,216
First American Financial Corp.	106	6,421
Genworth Financial, Inc. Class A (b)	595	4,028
Globe Life, Inc.	27	2,504
Hartford Financial Services Group, Inc.	376	41,706
Kinsale Capital Group, Inc.	5	2,285
Lincoln National Corp.	59	1,965
Loews Corp.	89	7,116
Marsh & McLennan Companies, Inc.	147	32,718
MetLife, Inc.	515	39,578
Primerica, Inc.	39	9,819
Principal Financial Group, Inc.	144	11,737
Progressive Corp.	270	57,812
Prudential Financial, Inc.	838	105,018
Reinsurance Group of America, Inc.	40	9,017
RenaissanceRe Holdings Ltd.	16	3,711
Selective Insurance Group, Inc.	75	6,774
The Travelers Companies, Inc.	496	107,354
Unum Group	117	6,731
White Mountains Insurance Group Ltd.	5	8,930
Willis Towers Watson PLC	159	44,883
		546,056
TOTAL FINANCIALS		2,797,670
HEALTH CARE - 12.1%
Biotechnology - 2.0%
AbbVie, Inc.	219	40,585
Alnylam Pharmaceuticals, Inc. (b)	13	3,087
ALX Oncology Holdings, Inc. (b)	328	1,574
Amgen, Inc.	141	46,878
AnaptysBio, Inc. (b)	84	2,927
Arcellx, Inc. (b)	142	8,777
Arrowhead Pharmaceuticals, Inc. (b)	40	1,142
Astria Therapeutics, Inc. (b)	223	2,605
Avidity Biosciences, Inc. (b)	57	2,598
Biogen, Inc. (b)	56	11,939
Blueprint Medicines Corp. (b)	70	7,581
Cargo Therapeutics, Inc.	203	3,457
Celldex Therapeutics, Inc. (b)	171	6,517
Cogent Biosciences, Inc. (b)	321	3,027
Crinetics Pharmaceuticals, Inc. (b)	142	7,543
Cytokinetics, Inc. (b)	121	7,140
Gilead Sciences, Inc.	1,038	78,950
Immunovant, Inc. (b)	133	3,866
Insmed, Inc. (b)	111	8,075
Keros Therapeutics, Inc. (b)	114	5,718
Merus BV (b)	153	8,115
Mirati Therapeutics, Inc. rights (b)(c)	26	0
Moderna, Inc. (b)	126	15,022
Moonlake Immunotherapeutics Class A (b)	127	5,290
Nuvalent, Inc. Class A (b)	26	2,078
Regeneron Pharmaceuticals, Inc. (b)	65	70,147
Repligen Corp. (b)	96	16,066
Revolution Medicines, Inc. (b)	73	3,332
Roivant Sciences Ltd. (b)	164	1,779
Spyre Therapeutics, Inc. (b)	93	2,558
Tango Therapeutics, Inc. (b)	234	2,305
Tyra Biosciences, Inc. (b)	230	5,097
Vaxcyte, Inc. (b)	215	16,961
Vericel Corp. (b)	84	4,244
Vertex Pharmaceuticals, Inc. (b)	45	22,307
Viridian Therapeutics, Inc. (b)	156	2,629
Xenon Pharmaceuticals, Inc. (b)	226	9,747
Zentalis Pharmaceuticals, Inc. (b)	119	463
		442,126
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (b)	936	69,152
DexCom, Inc. (b)	201	13,632
Edwards Lifesciences Corp. (b)	518	32,660
GE Healthcare Technologies, Inc.	170	14,387
Glaukos Corp. (b)	122	14,295
Hologic, Inc. (b)	143	11,670
IDEXX Laboratories, Inc. (b)	82	39,042
Inspire Medical Systems, Inc. (b)	11	1,552
Integer Holdings Corp. (b)	50	5,938
Intuitive Surgical, Inc. (b)	60	26,677
iRhythm Technologies, Inc. (b)	23	1,984
Lantheus Holdings, Inc. (b)	34	3,564
Merit Medical Systems, Inc. (b)	57	4,862
Penumbra, Inc. (b)	6	1,003
PROCEPT BioRobotics Corp. (b)	65	4,116
Solventum Corp.	45	2,650
STERIS PLC	91	21,727
Stryker Corp.	33	10,806
Teleflex, Inc.	50	11,046
The Cooper Companies, Inc.	236	22,026
TransMedics Group, Inc. (b)	110	15,649
Zimmer Biomet Holdings, Inc.	72	8,017
		336,455
Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc. (b)	76	4,929
agilon health, Inc. (b)	164	1,130
Cardinal Health, Inc.	325	32,770
Cencora, Inc.	158	37,585
Centene Corp. (b)	762	58,613
Cigna Group	416	145,047
CVS Health Corp.	436	26,304
Elevance Health, Inc.	142	75,548
Encompass Health Corp.	25	2,324
Guardant Health, Inc. (b)	98	3,443
HCA Holdings, Inc.	53	19,242
HealthEquity, Inc. (b)	68	5,337
Hims & Hers Health, Inc. (b)	245	5,204
Humana, Inc.	22	7,955
Labcorp Holdings, Inc.	46	9,910
LifeStance Health Group, Inc. (b)	476	2,623
McKesson Corp.	141	87,000
Molina Healthcare, Inc. (b)	24	8,190
Privia Health Group, Inc. (b)	66	1,369
Quest Diagnostics, Inc.	109	15,511
R1 RCM, Inc. (b)	118	1,520
Surgery Partners, Inc. (b)	140	4,250
Tenet Healthcare Corp. (b)	70	10,479
The Ensign Group, Inc.	59	8,304
UnitedHealth Group, Inc.	577	332,444
		907,031
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (b)	54	10,364
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	147	20,786
Avantor, Inc. (b)	474	12,680
Azenta, Inc. (b)	21	1,308
Bruker Corp.	20	1,370
Danaher Corp.	430	119,144
Fortrea Holdings, Inc. (b)	38	1,048
IQVIA Holdings, Inc. (b)	125	30,779
Medpace Holdings, Inc. (b)	4	1,530
Mettler-Toledo International, Inc. (b)	6	9,126
Thermo Fisher Scientific, Inc.	48	29,440
Waters Corp. (b)	55	18,495
West Pharmaceutical Services, Inc.	26	7,960
		253,666
Pharmaceuticals - 3.1%
Arvinas Holding Co. LLC (b)	168	4,622
AstraZeneca PLC sponsored ADR	487	38,546
Bristol-Myers Squibb Co.	1,821	86,607
Elanco Animal Health, Inc. (b)	203	2,647
Eli Lilly & Co.	320	257,366
Enliven Therapeutics, Inc. (b)	267	7,043
GSK PLC sponsored ADR	362	14,035
Intra-Cellular Therapies, Inc. (b)	23	1,811
Longboard Pharmaceuticals, Inc. (b)	89	2,958
Merck & Co., Inc.	461	52,153
Novo Nordisk A/S:
Series B	36	4,770
Series B sponsored ADR	143	18,966
Perrigo Co. PLC	80	2,262
Pfizer, Inc.	1,566	47,826
Roche Holding AG (participation certificate)	30	9,713
Sanofi SA sponsored ADR	453	23,470
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	264	4,602
UCB SA	182	30,461
Zoetis, Inc. Class A	378	68,055
		677,913
TOTAL HEALTH CARE		2,627,555
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.8%
AerSale Corp. (b)	88	593
Airbus Group NV	264	39,950
Axon Enterprise, Inc. (b)	82	24,601
BWX Technologies, Inc.	148	14,725
Curtiss-Wright Corp.	62	18,271
General Electric Co.	1,567	266,703
HEICO Corp.	33	7,964
HEICO Corp. Class A	47	8,935
Hexcel Corp.	84	5,562
Howmet Aerospace, Inc.	185	17,705
Kratos Defense & Security Solutions, Inc. (b)	434	9,782
Lockheed Martin Corp.	65	35,225
Northrop Grumman Corp.	218	105,582
Spirit AeroSystems Holdings, Inc. Class A (b)	599	21,714
Textron, Inc.	99	9,197
V2X, Inc. (b)	146	7,611
Woodward, Inc.	51	7,955
		602,075
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	354	31,524
DHL Group	213	9,501
Expeditors International of Washington, Inc.	341	42,564
FedEx Corp.	183	55,312
GXO Logistics, Inc. (b)	73	4,087
		142,988
Building Products - 0.9%
AAON, Inc.	78	6,905
Advanced Drain Systems, Inc.	23	4,072
AZZ, Inc.	37	2,959
Builders FirstSource, Inc. (b)	8	1,339
Carrier Global Corp.	369	25,133
Fortune Brands Innovations, Inc.	226	18,263
Johnson Controls International PLC	521	37,272
Lennox International, Inc.	41	23,924
Simpson Manufacturing Co. Ltd.	20	3,842
The AZEK Co., Inc. Class A, (b)	97	4,354
Trane Technologies PLC	198	66,187
		194,250
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	561	9,582
Veralto Corp.	268	28,558
Vestis Corp.	229	2,970
VSE Corp.	29	2,581
		43,691
Construction & Engineering - 0.4%
Comfort Systems U.S.A., Inc.	33	10,970
Dycom Industries, Inc. (b)	39	7,157
EMCOR Group, Inc.	49	18,397
Granite Construction, Inc.	77	5,271
IES Holdings, Inc. (b)	113	17,399
Larsen & Toubro Ltd. GDR	115	5,244
MasTec, Inc. (b)	28	3,081
Quanta Services, Inc.	41	10,881
Sterling Construction Co., Inc. (b)	91	10,589
Willscot Holdings Corp. (b)	50	2,050
		91,039
Electrical Equipment - 1.0%
Acuity Brands, Inc.	52	13,070
Atkore, Inc.	50	6,750
Eaton Corp. PLC	109	33,222
Fluence Energy, Inc. (b)	135	2,211
GE Vernova LLC	456	81,277
Generac Holdings, Inc. (b)	15	2,335
Hubbell, Inc.	15	5,935
Nextracker, Inc. Class A (b)	141	6,929
nVent Electric PLC	63	4,576
Regal Rexnord Corp.	152	24,423
Thermon Group Holdings, Inc. (b)	192	6,300
Vertiv Holdings Co.	408	32,110
		219,138
Ground Transportation - 0.8%
ArcBest Corp.	77	9,706
Avis Budget Group, Inc.	9	909
J.B. Hunt Transport Services, Inc.	97	16,796
Landstar System, Inc.	51	9,703
Ryder System, Inc.	67	9,391
Saia, Inc. (b)	13	5,432
Schneider National, Inc. Class B	264	7,104
U-Haul Holding Co. (b)	52	3,473
U-Haul Holding Co. (non-vtg.)	58	3,696
Uber Technologies, Inc. (b)	1,078	69,499
Union Pacific Corp.	175	43,178
		178,887
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	285	58,354
Siemens AG	179	32,774
		91,128
Machinery - 1.9%
Astec Industries, Inc.	108	3,790
Atmus Filtration Technologies, Inc.	3	93
Caterpillar, Inc.	123	42,583
Chart Industries, Inc. (b)	63	10,148
CNH Industrial NV	1,514	16,124
Crane Co.	62	9,946
Cummins, Inc.	187	54,567
Deere & Co.	191	71,048
Dover Corp.	43	7,923
Federal Signal Corp.	93	9,297
Fortive Corp.	39	2,802
Hillenbrand, Inc.	69	3,052
IDEX Corp.	32	6,671
Ingersoll Rand, Inc.	149	14,960
ITT, Inc.	19	2,688
Kadant, Inc.	10	3,515
Mitsubishi Heavy Industries Ltd.	900	10,787
Oshkosh Corp.	46	4,998
Pentair PLC	779	68,451
SPX Technologies, Inc. (b)	82	12,098
Terex Corp.	223	14,107
Westinghouse Air Brake Tech Co.	12	1,934
Xylem, Inc.	241	32,174
		403,756
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	80	3,442
Professional Services - 0.9%
Automatic Data Processing, Inc.	343	90,079
Broadridge Financial Solutions, Inc.	271	57,994
CACI International, Inc. (b)	3	1,384
Concentrix Corp.	36	2,538
Dayforce, Inc. (b)	149	8,833
ExlService Holdings, Inc. (b)	121	4,266
First Advantage Corp.	142	2,445
FTI Consulting, Inc. (b)	12	2,616
ICF International, Inc.	24	3,530
KBR, Inc.	49	3,263
Maximus, Inc.	47	4,366
Paychex, Inc.	60	7,681
WNS Holdings Ltd.	68	4,051
		193,046
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	51	2,531
Applied Industrial Technologies, Inc.	24	5,237
Core & Main, Inc. (b)	98	5,240
Ferguson PLC	168	37,405
GMS, Inc. (b)	50	4,812
SiteOne Landscape Supply, Inc. (b)	13	1,907
United Rentals, Inc.	17	12,871
W.W. Grainger, Inc.	21	20,513
WESCO International, Inc.	18	3,149
		93,665
TOTAL INDUSTRIALS		2,257,105
INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 0.7%
Arista Networks, Inc. (b)	65	22,526
Ciena Corp. (b)	160	8,438
Cisco Systems, Inc.	2,164	104,846
Juniper Networks, Inc.	326	12,287
Lumentum Holdings, Inc. (b)	118	6,110
		154,207
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries, Inc.	117	13,615
Belden, Inc.	69	6,396
Celestica, Inc. (b)	70	3,671
Corning, Inc.	70	2,801
Crane NXT Co.	18	1,132
Fabrinet (b)	49	10,807
Insight Enterprises, Inc. (b)	68	15,266
Keysight Technologies, Inc. (b)	194	27,077
Sanmina Corp. (b)	8	603
TD SYNNEX Corp.	40	4,767
Trimble, Inc. (b)	209	11,399
Vontier Corp.	58	2,275
		99,809
IT Services - 1.9%
Accenture PLC Class A	184	60,834
Akamai Technologies, Inc. (b)	283	27,813
Amdocs Ltd.	299	26,154
ASGN, Inc. (b)	86	8,142
Capgemini SA	78	15,485
Cloudflare, Inc. (b)	94	7,285
Cognizant Technology Solutions Corp. Class A	57	4,314
DXC Technology Co. (b)	82	1,668
Gartner, Inc. (b)	29	14,535
GoDaddy, Inc. (b)	137	19,927
IBM Corp.	457	87,808
Kyndryl Holdings, Inc. (b)	105	2,821
MongoDB, Inc. Class A (b)	83	20,946
Okta, Inc. (b)	243	22,827
Perficient, Inc. (b)	21	1,584
Shopify, Inc. Class A (b)	272	16,659
Snowflake, Inc. (b)	188	24,511
Twilio, Inc. Class A (b)	514	30,393
VeriSign, Inc. (b)	57	10,660
Wix.com Ltd. (b)	69	10,759
		415,125
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices, Inc. (b)	472	68,195
Allegro MicroSystems LLC (b)	385	9,255
Analog Devices, Inc.	183	42,343
Applied Materials, Inc.	395	83,819
ASML Holding NV (depository receipt)	7	6,557
Broadcom, Inc.	822	132,079
Cirrus Logic, Inc. (b)	124	16,180
Diodes, Inc. (b)	215	16,813
Enphase Energy, Inc. (b)	101	11,626
First Solar, Inc. (b)	86	18,575
GlobalFoundries, Inc. (b)	647	33,003
Ichor Holdings Ltd. (b)	121	4,114
Intel Corp.	1,952	60,004
Lam Research Corp.	65	59,881
Lattice Semiconductor Corp. (b)	75	3,975
Micron Technology, Inc.	491	53,922
MKS Instruments, Inc.	52	6,547
Monolithic Power Systems, Inc.	23	19,851
Nova Ltd. (b)	22	4,542
NVIDIA Corp.	10,124	1,184,691
NXP Semiconductors NV	361	95,001
ON Semiconductor Corp. (b)	374	29,266
Onto Innovation, Inc. (b)	60	11,478
Qorvo, Inc. (b)	82	9,824
Qualcomm, Inc.	273	49,399
Silicon Motion Tech Corp. sponsored ADR	68	4,722
Skyworks Solutions, Inc.	81	9,203
SMART Global Holdings, Inc. (b)	343	8,026
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	379	62,838
Teradyne, Inc.	79	10,362
Texas Instruments, Inc.	661	134,718
Universal Display Corp.	24	5,343
Wolfspeed, Inc. (b)	88	1,659
		2,267,811
Software - 8.4%
Adobe, Inc. (b)	179	98,745
ANSYS, Inc. (b)	38	11,918
AppFolio, Inc. Class A, (b)	9	1,993
AppLovin Corp. Class A, (b)	6	463
Atlassian Corp. PLC Class A, (b)	63	11,124
Autodesk, Inc. (b)	259	64,108
Bill Holdings, Inc. (b)	20	999
Cadence Design Systems, Inc. (b)	87	23,286
CCC Intelligent Solutions Holdings, Inc. Class A (b)	183	1,878
Dolby Laboratories, Inc. Class A	34	2,678
DoubleVerify Holdings, Inc. (b)	169	3,569
Elastic NV (b)	81	8,883
Fair Isaac Corp. (b)	6	9,600
Five9, Inc. (b)	58	2,584
Gen Digital, Inc.	1,100	28,589
Guidewire Software, Inc. (b)	51	7,654
HubSpot, Inc. (b)	40	19,881
Informatica, Inc. (b)	63	1,508
Intapp, Inc. (b)	99	3,547
Intuit, Inc.	159	102,929
Life360, Inc.	70	2,349
Lumine Group, Inc. (b)	229	6,129
Microsoft Corp.	2,412	1,009,060
Open Text Corp.	70	2,207
Oracle Corp.	570	79,487
Palo Alto Networks, Inc. (b)	64	20,783
Procore Technologies, Inc. (b)	27	1,918
Progress Software Corp.	73	4,263
PROS Holdings, Inc. (b)	162	3,904
PTC, Inc. (b)	130	23,121
Salesforce, Inc.	305	78,934
SAP SE sponsored ADR	166	35,126
SentinelOne, Inc. (b)	89	2,038
ServiceNow, Inc. (b)	69	56,193
SPS Commerce, Inc. (b)	45	9,694
Synopsys, Inc. (b)	57	31,824
Tenable Holdings, Inc. (b)	226	10,378
Varonis Systems, Inc. (b)	64	3,528
Vertex, Inc. Class A (b)	97	3,846
Workday, Inc. Class A (b)	125	28,390
Workiva, Inc. (b)	38	2,803
		1,821,911
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	4,690	1,041,555
Dell Technologies, Inc.	171	19,439
Hewlett Packard Enterprise Co.	1,236	24,609
HP, Inc.	497	17,937
NetApp, Inc.	79	10,031
Samsung Electronics Co. Ltd.	144	8,820
Western Digital Corp. (b)	269	18,036
		1,140,427
TOTAL INFORMATION TECHNOLOGY		5,899,290
MATERIALS - 2.8%
Chemicals - 1.4%
Axalta Coating Systems Ltd. (b)	59	2,103
CF Industries Holdings, Inc.	112	8,556
Corteva, Inc.	149	8,359
Dow, Inc.	438	23,858
DuPont de Nemours, Inc.	237	19,837
Ecolab, Inc.	285	65,747
Element Solutions, Inc.	384	10,349
FMC Corp.	94	5,486
International Flavors & Fragrances, Inc.	192	19,100
Linde PLC	118	53,513
LyondellBasell Industries NV Class A	277	27,550
Minerals Technologies, Inc.	94	7,368
NewMarket Corp.	5	2,804
Nutrien Ltd.	279	14,285
PPG Industries, Inc.	182	23,110
Quaker Chemical Corp.	15	2,724
The Mosaic Co.	223	6,639
Tronox Holdings PLC	135	2,182
		303,570
Construction Materials - 0.4%
CRH PLC	909	77,901
Containers & Packaging - 0.2%
Aptargroup, Inc.	17	2,499
Ball Corp.	156	9,957
Crown Holdings, Inc.	116	10,289
Graphic Packaging Holding Co.	183	5,508
International Paper Co.	209	9,714
		37,967
Metals & Mining - 0.8%
ATI, Inc. (b)	171	11,578
Carpenter Technology Corp.	101	14,733
Commercial Metals Co.	222	13,342
Constellium NV (b)	315	5,610
First Quantum Minerals Ltd.	2,527	30,932
Ivanhoe Mines Ltd. (b)	1,529	19,989
Lundin Mining Corp.	1,067	10,773
Newmont Corp.	515	25,271
Nucor Corp.	118	19,227
Reliance, Inc.	11	3,350
Royal Gold, Inc.	35	4,834
Southern Copper Corp.	117	12,473
Steel Dynamics, Inc.	98	13,056
		185,168
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	62	6,086
Sylvamo Corp.	29	2,138
		8,224
TOTAL MATERIALS		612,830
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	226	49,810
Crown Castle, Inc.	800	88,064
Digital Realty Trust, Inc.	192	28,702
Equinix, Inc.	61	48,205
Iron Mountain, Inc.	192	19,692
Omega Healthcare Investors, Inc.	51	1,856
Outfront Media, Inc.	185	3,001
Park Hotels & Resorts, Inc.	134	2,018
Prologis, Inc.	96	12,101
SBA Communications Corp. Class A	51	11,197
Welltower, Inc.	280	31,150
Weyerhaeuser Co.	340	10,798
		306,594
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (b)	371	41,815
Colliers International Group, Inc.	25	3,369
Cushman & Wakefield PLC (b)	492	6,450
Jones Lang LaSalle, Inc. (b)	63	15,807
		67,441
TOTAL REAL ESTATE		374,035
UTILITIES - 1.9%
Electric Utilities - 1.2%
Avangrid, Inc.	28	999
Constellation Energy Corp.	60	11,388
Edison International	569	45,526
Eversource Energy	564	36,609
Exelon Corp.	683	25,408
NextEra Energy, Inc.	1,027	78,453
PG&E Corp.	2,648	48,326
		246,709
Gas Utilities - 0.1%
Brookfield Infrastructure Corp. A Shares	238	9,258
New Jersey Resources Corp.	50	2,338
Southwest Gas Holdings, Inc.	128	9,492
UGI Corp.	272	6,740
		27,828
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy, Inc. Class C	149	3,975
Multi-Utilities - 0.5%
Consolidated Edison, Inc.	124	12,092
National Grid PLC	1,019	12,929
Public Service Enterprise Group, Inc.	1,081	86,231
Sempra	63	5,044
		116,296
Water Utilities - 0.1%
American Water Works Co., Inc.	47	6,691
Essential Utilities, Inc.	306	12,439
		19,130
TOTAL UTILITIES		413,938
TOTAL COMMON STOCKS (Cost $17,221,303)		20,752,911

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. (Cost $28,803)	635	30,086

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $803,381)	803,220	803,381

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $18,053,487)	21,586,378
NET OTHER ASSETS (LIABILITIES) - 0.4%	76,371
NET ASSETS - 100.0%	21,662,749

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	Sep 2024	555,800	3,983	3,983

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,670 or 0.1% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	717,580	7,576,141	7,490,332	21,569	(8)	-	803,381	0.0%
Total	717,580	7,576,141	7,490,332	21,569	(8)	-	803,381

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,492,740	1,477,683	15,057	-
Consumer Discretionary	1,976,625	1,959,828	16,797	-
Consumer Staples	1,211,368	1,198,655	12,713	-
Energy	1,089,755	1,089,755	-	-
Financials	2,797,670	2,793,204	4,466	-
Health Care	2,627,555	2,613,072	14,483	-
Industrials	2,257,105	2,164,093	93,012	-
Information Technology	5,929,376	5,913,891	15,485	-
Materials	612,830	612,830	-	-
Real Estate	374,035	374,035	-	-
Utilities	413,938	401,009	12,929	-

Money Market Funds	803,381	803,381	-	-
Total Investments in Securities:	21,586,378	21,401,436	184,942	-
Derivative Instruments: Assets
Futures Contracts	3,983	3,983	-	-
Total Assets	3,983	3,983	-	-
Total Derivative Instruments:	3,983	3,983	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,983	0
Total Equity Risk	3,983	0
Total Value of Derivatives	3,983	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $17,250,106)	$20,782,997
Fidelity Central Funds (cost $803,381)	803,381

Total Investment in Securities (cost $18,053,487)		$21,586,378
Segregated cash with brokers for derivative instruments		26,200
Cash		42,807
Receivable for fund shares sold		36,813
Dividends receivable		11,201
Distributions receivable from Fidelity Central Funds		4,789
Receivable for daily variation margin on futures contracts		8,550
Receivable from investment adviser for expense reductions		3,025
Total assets		21,719,763
Liabilities
Payable to custodian bank	$1
Payable for fund shares redeemed	50,430
Custody fee payable	5,073
Other payables and accrued expenses	1,510
Total liabilities		57,014
Net Assets		$21,662,749
Net Assets consist of:
Paid in capital		$17,850,727
Total accumulated earnings (loss)		3,812,022
Net Assets		$21,662,749
Net Asset Value, offering price and redemption price per share ($21,662,749 ÷ 1,601,303 shares)		$13.53
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Dividends		$115,200
Income from Fidelity Central Funds		21,569
Total income		136,769
Expenses
Custodian fees and expenses	$8,097
Independent trustees' fees and expenses	30
Miscellaneous	6
Total expenses before reductions	8,133
Expense reductions	(7,844)
Total expenses after reductions		289
Net Investment income (loss)		136,480
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	93,195
Fidelity Central Funds	(8)
Foreign currency transactions	(8)
Futures contracts	63,475
Total net realized gain (loss)		156,654
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,037,293
Assets and liabilities in foreign currencies	5
Futures contracts	(3,769)
Total change in net unrealized appreciation (depreciation)		2,033,529
Net gain (loss)		2,190,183
Net increase (decrease) in net assets resulting from operations		$2,326,663
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$136,480	$121,823
Net realized gain (loss)	156,654	16,532
Change in net unrealized appreciation (depreciation)	2,033,529	1,503,347
Net increase (decrease) in net assets resulting from operations	2,326,663	1,641,702
Distributions to shareholders	(40,584)	(115,759)

Share transactions
Proceeds from sales of shares	8,473,508	11,690,685
Reinvestment of distributions	40,583	115,759
Cost of shares redeemed	(862,138)	(1,607,670)

Net increase (decrease) in net assets resulting from share transactions	7,651,953	10,198,774
Total increase (decrease) in net assets	9,938,032	11,724,717

Net Assets
Beginning of period	11,724,717	-
End of period	$21,662,749	$11,724,717

Other Information
Shares
Sold	665,543	1,134,619
Issued in reinvestment of distributions	3,257	10,363
Redeemed	(66,563)	(145,916)
Net increase (decrease)	602,237	999,066

Financial Highlights
Fidelity® Series Sustainable U.S. Market Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.14
Net realized and unrealized gain (loss)	1.72	1.72
Total from investment operations	1.82	1.86
Distributions from net investment income	(.01)	(.12)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.03)	(.12) D
Net asset value, end of period	$13.53	$11.74
Total Return E,F	15.55%	18.66%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.09% I,J	.10% J
Expenses net of fee waivers, if any	- % I,J,K	-% J,K
Expenses net of all reductions	-% I,J,K	-% J,K
Net investment income (loss)	1.58% I,J	1.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$21,663	$11,725
Portfolio turnover rate L	22 % J	28% J

AFor the period May 11, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Series Sustainable U.S. Market Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC)and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,939,136
Gross unrealized depreciation	(407,992)
Net unrealized appreciation (depreciation)	$3,531,144
Tax cost	$18,059,217

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable U.S. Market Fund	9,409,585	1,783,249

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Sustainable U.S. Market Fund	102

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Series Sustainable U.S. Market Fund	30,666	7,166	(683)

Sub Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through May 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $7,844.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Sustainable U.S. Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through May 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9908960.101
SUQ-SANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024